Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Guarantees and letters of credit pledged as collateral security
Disclosure of contingent liabilities [line items]
Notional amount	£ 18,086	£ 16,890
Performance guarantees, acceptances and endorsements
Disclosure of contingent liabilities [line items]
Notional amount	9,354	9,743
Documentary credits and other short-term trade related transactions
Disclosure of contingent liabilities [line items]
Notional amount	1,263	1,103
Standby facilities, credit lines and other commitments
Disclosure of contingent liabilities [line items]
Notional amount	354,644	354,285
Total commitments and contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	£ 383,347	£ 382,021